Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0
Coffeyville reporting unit, percentage of fair value in excess of carrying value		12.00%